Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.2%)
Brazil (8.7%)
	Vale SA Class B ADR	817,104	17,176
	Petroleo Brasileiro SA ADR (XNYS)	1,270,694	13,558
	Ambev SA	3,019,766	9,648
	Banco Bradesco SA ADR	1,655,241	7,730
	Cia Energetica de Minas Gerais Preference Shares	3,241,081	7,430
	Itau Unibanco Holding SA Preference Shares	921,200	5,359
	Itau Unibanco Holding SA ADR	764,010	4,408
	Petroleo Brasileiro SA	542,117	2,862
*	Azul SA ADR	118,286	2,653
	B3 SA - Brasil Bolsa Balcao	848,900	2,486
	Light SA	887,000	2,469
	Banco Bradesco SA Preference Shares	488,500	2,275
*	Caixa Seguridade Participacoes SA	1,065,202	2,242
	Petroleo Brasileiro SA ADR	215,354	2,210
	Petrobras Distribuidora SA	142,698	776
	Raia Drogasil SA	146,145	708
	Cia de Saneamento Basico do Estado de Sao Paulo	102,900	701
	Magazine Luiza SA	174,832	692
	Gerdau SA Preference Shares	100,800	596
	Localiza Rent a Car SA	37,000	442
	Hypera SA	60,100	411
	Notre Dame Intermedica Participacoes SA	25,600	393
	Lojas Renner SA	43,407	344
	BR Properties SA	144,750	240
			87,809
Canada (0.8%)
	First Quantum Minerals Ltd.	207,494	4,444
	Lundin Mining Corp.	300,667	2,740
*	Parex Resources Inc.	42,352	696
*	Valeura Energy Inc.	264,800	99
			7,979
China (27.4%)
	Tencent Holdings Ltd.	492,623	29,709
*	Alibaba Group Holding Ltd.	1,117,507	27,293
	Ping An Insurance Group Co. of China Ltd. Class H	1,710,637	14,970
	China Merchants Bank Co. Ltd. Class H	1,267,286	9,641
*	Trip.com Group Ltd. ADR	353,391	9,163
	China Construction Bank Corp. Class H	12,601,938	8,778
*	Alibaba Group Holding Ltd. ADR	44,666	8,718
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	80,100	6,874
	Geely Automobile Holdings Ltd.	1,810,000	6,071
[1]	WuXi AppTec Co. Ltd. Class H	258,852	5,738

		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class H	9,449,843	5,247
	Contemporary Amperex Technology Co. Ltd. Class A	59,100	5,072
*	Baidu Inc. ADR	30,623	5,022
*	XPeng Inc. ADR	114,496	4,641
*,1	Meituan Class B	153,500	4,248
	China Longyuan Power Group Corp. Ltd. Class H	2,257,384	4,227
*,1	JD Logistics Inc.	1,146,131	4,137
	Ping An Bank Co. Ltd. Class A	1,438,474	3,944
	Zijin Mining Group Co. Ltd. Class H	2,719,305	3,857
*	Zai Lab Ltd. ADR	24,607	3,558
	Li Ning Co. Ltd.	331,630	3,502
*,2	Brilliance China Automotive Holdings Ltd.	3,486,000	3,275
	Shimao Group Holdings Ltd.	1,635,984	3,229
*	Aluminum Corp. of China Ltd. Class H	5,223,688	3,186
[1]	Pharmaron Beijing Co. Ltd. Class H	134,589	2,952
	Baoshan Iron & Steel Co. Ltd. Class A	2,377,508	2,915
	Dongfeng Motor Group Co. Ltd. Class H	3,172,000	2,814
*	Yihai International Holding Ltd.	439,690	2,652
	Weichai Power Co. Ltd. Class H	1,147,423	2,510
	Anhui Conch Cement Co. Ltd. Class H	513,500	2,456
	Nine Dragons Paper Holdings Ltd.	1,892,306	2,388
	China Overseas Land & Investment Ltd.	1,114,000	2,335
*	Shanghai International Airport Co. Ltd. Class A	370,100	2,214
	Zhongsheng Group Holdings Ltd.	236,500	2,180
*	Yatsen Holding Ltd. ADR	314,494	2,120
	Gree Electric Appliances Inc. of Zhuhai Class A	287,700	2,117
*	JD.com Inc. Class A	59,106	2,061
*	Baidu Inc. Class A	100,351	2,056
	Shenzhou International Group Holdings Ltd.	89,500	1,986
	Yunnan Energy New Material Co. Ltd. Class A	50,800	1,960
[1]	Shimao Services Holdings Ltd.	828,607	1,913
	Haier Smart Home Co. Ltd. Class H	527,400	1,809
*	Kingsoft Cloud Holdings Ltd. ADR	60,849	1,765
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	312,890	1,688
	Kweichow Moutai Co. Ltd. Class A	6,409	1,669
[1]	Ganfeng Lithium Co. Ltd. Class H	76,829	1,654
	Proya Cosmetics Co. Ltd. Class A	63,000	1,575
	Country Garden Services Holdings Co. Ltd.	189,002	1,535
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	60,191	1,524
	China Pacific Insurance Group Co. Ltd. Class H	530,829	1,495
	ENN Energy Holdings Ltd.	71,442	1,491
	Shandong Sinocera Functional Material Co. Ltd. Class A	203,258	1,477
	China Gas Holdings Ltd.	436,717	1,345
[1]	CSC Financial Co. Ltd. Class H	1,348,052	1,331
*	Tencent Music Entertainment Group ADR	120,430	1,273
*	Bilibili Inc. Class Z	14,713	1,260
*,1	Kuaishou Technology	87,700	1,245
*	Grand Baoxin Auto Group Ltd.	7,913,500	1,181
[1]	Longfor Group Holdings Ltd.	227,500	1,057
*	Lufax Holding Ltd. ADR	140,720	1,055
	Suofeiya Home Collection Co. Ltd. Class A	354,790	1,050
	Huizhou Desay Sv Automotive Co. Ltd. Class A	65,700	1,047
	Midea Group Co. Ltd. Class A	105,386	1,040
*	Burning Rock Biotech Ltd. ADR	44,762	1,020
*,1	3SBio Inc.	1,204,842	1,004
*,1	JW Cayman Therapeutics Co. Ltd. (XHKG)	379,574	1,002
	Centre Testing International Group Co. Ltd. Class A	237,800	1,002
	China Oilfield Services Ltd. Class H	1,370,857	996

		Shares	Market Value ($000)
	Venustech Group Inc. Class A	183,800	904
	China Tourism Group Duty Free Corp. Ltd. Class A	22,796	853
*	HUYA Inc. ADR	66,568	851
*	Dada Nexus Ltd. ADR	39,391	850
*,1	China Youran Dairy Group Ltd.	1,457,041	831
	CIFI Holdings Group Co. Ltd.	1,320,696	796
[1]	China Yangtze Power Co. Ltd. GDR	26,328	775
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	29,392	744
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	375,495	674
	Wuliangye Yibin Co. Ltd. Class A	18,600	638
	Glodon Co. Ltd. Class A (XSHE)	63,700	624
*	China Mengniu Dairy Co. Ltd.	113,000	614
*	KE Holdings Inc. ADR	26,779	589
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	77,600	571
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	189,730	562
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	28,900	561
	Yifeng Pharmacy Chain Co. Ltd. Class A	57,900	438
	Ping An Bank Co. Ltd. Class A (XSHE)	157,400	432
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	6,600	400
	Amoy Diagnostics Co. Ltd. Class A	28,908	369
	Hualan Biological Engineering Inc. Class A	55,900	319
*,1	Venus MedTech Hangzhou Inc. Class H	47,740	302
*	Zai Lab Ltd.	2,115	297
*	XPeng Inc. Class A	14,500	278
*,3	AiHuiShou International Co. Ltd. ADR	24,040	264
	Jinyu Bio-Technology Co. Ltd. Class A	80,800	222
	Shanghai Jinjiang International Hotels Co. Ltd.	34,400	216
*	Trip.com Group Ltd.	7,800	207
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	206
	China National Accord Medicines Corp. Ltd. Class A	36,600	198
	CSPC Pharmaceutical Group Ltd.	140,156	189
*,1	Wuxi Biologics Cayman Inc.	10,963	167
*	New Oriental Education & Technology Group Inc. ADR	63,511	138
[1]	Haidilao International Holding Ltd.	33,444	125
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	1,800	109
*	TAL Education Group ADR	16,689	101
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	5,900	75
	China Yangtze Power Co. Ltd. Class A	22,800	67
	China National Accord Medicines Corp. Ltd. Class A (XSHE)	7,500	41
*,1	New Horizon Health Ltd.	4,000	37
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			275,953
Czech Republic (0.7%)
	CEZ AS	178,040	4,939
*	Komercni banka AS	57,604	2,138
			7,077
Greece (0.5%)
*	Alpha Services and Holdings SA	3,018,010	3,897
	Hellenic Telecommunications Organization SA	71,129	1,298
			5,195
Hong Kong (4.8%)
*	Galaxy Entertainment Group Ltd.	1,509,701	10,231
*	Pacific Basin Shipping Ltd.	13,042,975	5,814
*	Yue Yuen Industrial Holdings Ltd.	2,572,000	5,428
	Lenovo Group Ltd.	4,226,000	3,941
	AIA Group Ltd.	317,519	3,799
	Orient Overseas International Ltd.	165,968	3,034

		Shares	Market Value ($000)
	VTech Holdings Ltd.	289,500	2,871
*	MMG Ltd.	4,503,021	2,296
*	Cathay Pacific Airways Ltd.	2,649,800	2,126
*	BeiGene Ltd. ADR	5,601	1,773
*	Sun Art Retail Group Ltd.	2,682,131	1,670
*	Sands China Ltd.	444,000	1,512
	ASM Pacific Technology Ltd.	104,400	1,346
	Minth Group Ltd.	252,000	1,066
*,1	ESR Cayman Ltd.	147,606	519
	Kerry Properties Ltd.	144,864	428
*,1	Everest Medicines Ltd.	53,200	404
*	New Frontier Health Corp.	29,930	313
			48,571
Hungary (0.9%)
*	OTP Bank Nyrt	173,121	9,336
India (9.1%)
	Reliance Industries Ltd.	599,884	16,444
	Housing Development Finance Corp. Ltd.	202,548	6,668
	ICICI Bank Ltd. ADR	330,079	6,136
	Shriram Transport Finance Co. Ltd.	327,200	6,136
	Larsen & Toubro Ltd.	273,313	5,898
	State Bank of India	929,622	5,404
	Aurobindo Pharma Ltd.	431,526	5,322
	UltraTech Cement Ltd.	50,772	5,206
*	Axis Bank Ltd.	460,643	4,398
	ICICI Bank Ltd.	422,248	3,884
	Mahindra & Mahindra Ltd.	346,017	3,464
	Bharti Airtel Ltd.	407,155	3,080
	Tata Consultancy Services Ltd.	62,373	2,659
	Tech Mahindra Ltd.	145,972	2,376
	Infosys Ltd. ADR	83,712	1,852
*	IDFC First Bank Ltd.	2,389,128	1,672
	Hindustan Unilever Ltd.	42,953	1,350
*,2	Glenmark Life Sciences Ltd. Anchor	138,900	1,344
[1]	HDFC Life Insurance Co. Ltd.	149,776	1,338
	Maruti Suzuki India Ltd.	13,742	1,291
[1]	ICICI Prudential Life Insurance Co. Ltd.	145,142	1,236
*	Kotak Mahindra Bank Ltd.	50,314	1,122
[1]	ICICI Lombard General Insurance Co. Ltd.	52,443	1,041
	Dabur India Ltd.	94,882	767
	Apollo Hospitals Enterprise Ltd.	12,820	696
	Power Grid Corp. of India Ltd.	301,179	694
	Piramal Enterprises Ltd.	17,010	531
*	Power Grid Corp. of India Ltd. (XNSE)	100,393	231
			92,240
Indonesia (1.4%)
	Bank Rakyat Indonesia Persero Tbk PT	23,788,000	6,103
	Bank Mandiri Persero Tbk PT	6,701,000	2,640
	Semen Indonesia Persero Tbk PT	4,406,000	2,348
	Bank Central Asia Tbk PT	1,115,798	2,303
*	Mitra Adiperkasa Tbk PT	11,459,196	492
	Unilever Indonesia Tbk PT	413,502	121
			14,007
Japan (0.3%)
	Murata Manufacturing Co. Ltd.	31,739	2,634
*	Universal Entertainment Corp.	29,000	626

		Shares	Market Value ($000)
	Nexon Co. Ltd.	13,934	287
			3,547
Kazakhstan (0.0%)
	NAC Kazatomprom JSC GDR	16,081	400
Kenya (0.1%)
*	Equity Group Holdings plc	2,599,443	1,172
Malaysia (0.2%)
	Genting Malaysia Bhd.	2,690,800	1,758
Mexico (1.7%)
*	Cemex SAB de CV ADR	891,509	7,248
	Grupo Financiero Banorte SAB de CV Class O	825,108	5,349
	America Movil SAB de CV Series L	2,232,159	1,870
	Wal-Mart de Mexico SAB de CV	363,867	1,200
	Regional SAB de CV	162,700	1,003
	Grupo Mexico SAB de CV Series B	131,245	601
	Corp. Inmobiliaria Vesta SAB de CV	24,557	48
			17,319
Netherlands (0.3%)
	ASML Holding NV	3,385	2,587
Other (0.2%)
[4]	Vanguard FTSE Emerging Markets ETF	50,235	2,568
Philippines (0.3%)
	Bdo Unibank Inc.	752,985	1,538
	Ayala Land Inc.	1,667,132	1,092
			2,630
Poland (0.4%)
*,1	Allegro.eu SA	142,566	2,443
	KGHM Polska Miedz SA	30,774	1,554
			3,997
Romania (0.3%)
	Banca Transilvania SA	4,612,304	3,115
Russia (5.7%)
	LUKOIL PJSC ADR	221,781	19,004
	Sberbank of Russia PJSC ADR	912,384	15,183
	MMC Norilsk Nickel PJSC ADR	314,076	10,865
	Sberbank of Russia PJSC	759,648	3,176
*,3	Ozon Holdings plc ADR	39,673	2,071
	Gazprom PJSC ADR	256,182	1,994
*	Moscow Exchange MICEX-RTS PJSC	536,630	1,270
	Magnit PJSC GDR (Registered)	64,761	946
	Mobile TeleSystems PJSC ADR	106,740	917
	MMC Norilsk Nickel PJSC	2,037	704
*	Inter Rao Ues PJSC	11,271,488	671
	Magnit PJSC	6,338	464
			57,265
Singapore (0.5%)
	Wilmar International Ltd.	1,534,100	4,913
*	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,242,476	—
			4,913
South Africa (2.2%)
*	Sasol Ltd.	366,233	5,460
	AngloGold Ashanti Ltd. ADR	216,557	4,342
	FirstRand Ltd.	679,413	2,520

		Shares	Market Value ($000)
	Naspers Ltd. Class N	11,751	2,268
	Reunert Ltd.	607,574	1,967
	Gold Fields Ltd.	151,903	1,500
	Old Mutual Ltd. (XZIM)	1,077,736	951
	Sibanye Stillwater Ltd.	181,925	793
	Rand Merchant Investment Holdings Ltd.	365,996	777
	Impala Platinum Holdings Ltd.	41,606	750
	Harmony Gold Mining Co. Ltd.	114,618	470
			21,798
South Korea (7.6%)
	Samsung Electronics Co. Ltd.	232,068	15,859
	LG Chem Ltd.	12,742	9,359
	SK Hynix Inc.	74,887	7,331
	POSCO	20,293	6,454
	Hyundai Motor Co.	30,513	5,807
	DB Insurance Co. Ltd.	106,920	5,312
	Samsung SDI Co. Ltd.	7,228	4,666
	Samsung Electronics Co. Ltd. Preference Shares	65,033	4,082
	Hankook Tire & Technology Co. Ltd.	95,998	4,041
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	24,760	2,813
	Shinhan Financial Group Co. Ltd.	66,550	2,256
	NAVER Corp.	5,932	2,236
	Hana Financial Group Inc.	57,145	2,156
	KB Financial Group Inc.	32,680	1,452
*	Doosan Bobcat Inc.	31,315	1,258
*,2	Krafton Inc.	1,587	687
*,3	Coupang Inc.	18,645	677
	Koh Young Technology Inc.	14,203	302
			76,748
Taiwan (12.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,181,428	66,490
	MediaTek Inc.	431,313	14,103
	Hon Hai Precision Industry Co. Ltd.	3,295,552	13,023
	ASE Technology Holding Co. Ltd.	1,477,005	6,499
	Lite-On Technology Corp.	2,578,000	5,925
	Catcher Technology Co. Ltd.	621,000	4,117
*	Sea Ltd. ADR	14,884	4,110
	Compal Electronics Inc.	5,081,000	3,930
*	Realtek Semiconductor Corp.	117,585	2,483
	United Integrated Services Co. Ltd.	353,000	2,475
	Parade Technologies Ltd.	29,703	1,824
	E.Sun Financial Holding Co. Ltd.	1,300,528	1,234
	Globalwafers Co. Ltd.	34,000	1,033
	Airtac International Group	25,000	808
	President Chain Store Corp.	63,321	636
			128,690
Thailand (1.5%)
	Charoen Pokphand Foods PCL	5,788,000	4,577
	Siam Commercial Bank PCL NVDR	1,466,800	4,174
	Kasikornbank PCL NVDR	775,035	2,427
	Bangkok Bank PCL NVDR	469,100	1,463
	CP ALL PCL	741,600	1,332
	Bangkok Bank PCL (Registered)	215,800	673
	Central Pattana PCL	422,544	606
	Kasikornbank PCL	32,000	100
	PTT PCL	62,841	67
			15,419

		Shares	Market Value ($000)
Turkey (1.3%)
	Ford Otomotiv Sanayi AS	234,694	4,806
	Akbank TAS	4,650,486	2,905
*	D-MARKET Elektronik Hizmetler ve Ticaret AS	172,328	2,270
	Eregli Demir ve Celik Fabrikalari TAS	895,133	2,127
*	Turkiye Petrol Rafinerileri AS	120,258	1,339
			13,447
United Arab Emirates (0.6%)
	Abu Dhabi Commercial Bank PJSC	2,972,016	5,670
United Kingdom (1.6%)
	Standard Chartered plc	914,940	5,485
	Antofagasta plc	233,338	4,845
	Polymetal International plc	97,475	2,118
	Anglo American plc	22,264	986
	Ninety One plc	236,607	747
*	Bank of Cyprus Holdings plc	502,068	621
	Ferrexpo plc	76,004	508
	Hikma Pharmaceuticals plc	12,177	448
*	Commercial International Bank Egypt SAE GDR (Registered)	1	—
			15,758
United States (2.2%)
	Cognizant Technology Solutions Corp. Class A	70,584	5,190
*	MercadoLibre Inc.	3,245	5,091
*	Flex Ltd.	241,216	4,335
*	Afya Ltd. Class A	90,236	2,075
*	Yandex NV Class A	23,604	1,603
*	Copa Holdings SA Class A	22,139	1,570
*	StoneCo. Ltd. Class A	18,159	1,069
*	Credicorp Ltd.	9,918	1,001
			21,934
Vietnam (0.1%)
*,1	Vinhomes JSC	145,540	687
Total Common Stocks (Cost $787,149)			949,589
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.064% (Cost $49,283)	492,870	49,287
Total Investments (99.1%) (Cost $836,432)			998,876
Other Assets and Liabilities—Net (0.9%)			8,819
Net Assets (100%)			1,007,695
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $36,747,000, representing 3.6% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,377,000.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $2,518,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2021	650	41,525	(2,806)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at July 31, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	135,041	—	—	135,041
Common Stocks—Other	68,844	740,398	5,306	814,548
Temporary Cash Investments	49,287	—	—	49,287
Total	253,172	740,398	5,306	998,876
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,806	—	—	2,806
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,306	20,171	19,044	200	(65)	10	—	2,568
Vanguard Market Liquidity Fund	37,445	NA1	NA1	—	—	36	—	49,287
Total	38,751			200	(65)	46	—	51,855
1	Not applicable—purchases and sales are for temporary cash investment purposes.